Transactions with Related Parties (Details) - Schedule of income (expense) recorded due to transactions with related parties - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Companies Of The Group [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		$ (30,586)	$ (41,181)	$ (53,256)
Fee and commission income and expenses		46,823	28,274	91,178
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]	(390,737)	(586,318)	(566,677)
Other operating income and expenses		492	406	42
Key personnel compensation and expenses
Administrative and other expenses		(45,478)	(11,877)	(43,035)
Total		(419,486)	(610,696)	(571,748)
Associated Companies [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		21	(5,235)	(156)
Fee and commission income and expenses		22,596	14,499	7,826
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]	240,565	(84,236)	65,727
Other operating income and expenses		(522)	(2,026)	1,388
Key personnel compensation and expenses
Administrative and other expenses		(16,763)	(47,757)	(50,764)
Total		245,897	(124,755)	24,021
Key Personnel [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		1,202	1,151	1,252
Fee and commission income and expenses		152	232	305
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]			27
Other operating income and expenses
Key personnel compensation and expenses		(31,961)	(37,377)	(40,683)
Administrative and other expenses
Total		(30,607)	(35,994)	(39,099)
Other related parties [member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		10	26	508
Fee and commission income and expenses		24	28	22
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]			(12)
Other operating income and expenses
Key personnel compensation and expenses
Administrative and other expenses
Total		$ 34	$ 54	$ 518

[1]	Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries,